CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Net income	$ 7,563	$ 4,167
Adjustments to reconcile net income to net cash used in operating activities
Equity in earnings of equity method investments, net of tax	(3,328)	13
Loss on disposal of an equity method investment	(64)
Share-based compensation expenses	7,189	2,786
Provision for bad debt	1,740	205
Other income	(213)	(213)
Depreciation and amortization	4,113	4,241
Loss from disposal of property and equipment	6	55
Amortization of distribution rights	26,591	551
Amortization of production costs	38,029	23,885
Impairment of production costs and distribution rights	3,596	2,153
Changes in assets and liabilities:
Accounts receivable	(77,730)	(8,476)
Prepaid expenses and other current assets	(99)	1,320
Increase (Decrease) in Prepaid Expense	47
Distribution rights	(26,815)	(9,857)
Production costs	(82,523)	(52,119)
Inventories	(62)	(74)
Amounts due from related parties	192	12
Accounts payable	19,602	(2,587)
Deferred income	(25)	355
Accrued expenses and other current liabilities	8,378	3,083
Amounts due to related parties	(706)	661
Income taxes payable	4,606	(392)
Deferred income taxes	44	(78)
Film participation financing liabilities	7,044	(780)
Net cash used in operating activities	(62,919)	(31,089)
Cash flows from investing activities:
Acquisition of an equity method investee, net of cash acquired of nil and $1,599 as of December 31, 2013 and September 30, 2014, respectively	1,599
Purchase of property and equipment	(13,876)	(6,299)
Purchase of equity method investments	(12,037)	(25,895)
Profit distribution from an equity method investee	4,549
Loan to a producer of TV series	(1,217)
Dividends received from a cost method investee	64
Change in restricted cash	(25,699)	(15,433)
Net cash used in investing activities	(46,617)	(47,627)
Cash flows from financing activities:
Proceeds from exercise of options	1,850	1,111
Amount due to related parties and third parties	472	(880)
Proceeds from bank borrowings	96,077	55,184
Repayments of bank borrowings	(34,586)	(12,628)
Proceeds from film participation with unrelated parties	4,772
Proceeds from film participation with a related party	46,290	40,651
Repayments of film participation financing liabilities principal with unrelated parties	(814)	(6,304)
Repayments of film participation financing liabilites with a related parties	(9,792)
Proceeds from other borrowings	2,712	2,314
Repayments of other borrowings	(1,475)	(3,245)
Capital contribution by a noncontrolling shareholder		48
Acquisition of noncontrolling interests		(726)
Net cash provided by financing activities	105,506	75,525
Effect of foreign exchange rate changes	(59)	(235)
Net (decrease) increase in cash	(4,089)	(3,426)
Cash and cash equivalents, beginning of year	32,684	23,228
Cash and cash equivalents, end of year	$ 28,595	$ 19,802